Property and Equipment (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) item	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) item	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Depreciation and amortization expense
Depreciation and amortization expense | $	$ 228,963	$ 237,248	$ 441,217	$ 461,143	$ 907,687	$ 956,101	$ 905,987
Equipment leased to customers
Depreciation and amortization expense
Depreciation and amortization expense | $	197,352	206,314	378,003	398,067	783,310	810,945	739,266
Satellites
Depreciation and amortization expense
Depreciation and amortization expense | $	15,262	15,261	30,523	30,522	$ 61,045	68,984	108,682
Number of satellites utilized in geostationary orbit approximately 22,300 miles above the equator					12
Owned Satellites					1
Number of satellites utilized under operating lease					9
Number of satellites utilized under capital lease					2
Buildings, furniture, fixtures, equipment and other
Depreciation and amortization expense
Depreciation and amortization expense | $	$ 16,349	$ 15,673	$ 32,691	$ 32,554	$ 63,332	$ 76,172	$ 58,039
Pay-TV Satellites
Depreciation and amortization expense
Number of satellites utilized in geostationary orbit approximately 22,300 miles above the equator			12
Owned Satellites	1		1
Number of satellites utilized under operating lease			9
Number of satellites utilized under capital lease			2